Business developments (Details 2)	12 Months Ended				12 Months Ended
	Dec. 31, 2014 CHF	Dec. 31, 2013 CHF	Dec. 31, 2012 CHF	Jul. 31, 2014 Private Banking & Wealth Management's local affluent and upper affluent business in Italy EUR (€)	Dec. 31, 2014 Bank CHF	Dec. 31, 2013 Bank CHF	Dec. 31, 2012 Bank CHF
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Income/(loss) from discontinued operations	102,000,000	145,000,000	(40,000,000)		102,000,000	145,000,000	(40,000,000)
Assets under management				€ 1,900,000,000
Approximate number of agents				50